INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Weighted average useful lives of intangible assets
Intangible assets, cost	¥ 2,838,749	¥ 2,096,430
Accumulated amortization	(791,598)	(649,256)
Impairment	¥ (42,441)	¥ (43,387)
Impairment Of Intangible Asset Finite Lived Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true	true
Intangible assets, net	¥ 2,004,710	¥ 1,403,787		$ 286,670
Impairment			¥ (15,113)
Purchased software
Weighted average useful lives of intangible assets
Intangible assets, cost	564,236	343,836
Accumulated amortization	(235,223)	(175,815)
Impairment	(802)	(802)
Intangible assets, net	328,211	167,219
Radio spectrum license
Weighted average useful lives of intangible assets
Intangible assets, cost	135,784	138,867
Accumulated amortization	(91,321)	(90,920)
Impairment	(41,639)	(42,585)
Intangible assets, net	2,824	5,362
Operating permits
Weighted average useful lives of intangible assets
Intangible assets, cost	1,711,736	1,199,210
Accumulated amortization	(174,504)	(127,121)
Intangible assets, net	1,537,232	1,072,089
Licenses
Weighted average useful lives of intangible assets
Intangible assets, cost	5,772	5,772
Accumulated amortization	(4,582)	(4,197)
Intangible assets, net	1,190	1,575
Trade names
Weighted average useful lives of intangible assets
Intangible assets, cost	116,266	116,266
Accumulated amortization	(66,369)	(60,555)
Intangible assets, net	49,897	55,711
Customer contract
Weighted average useful lives of intangible assets
Intangible assets, cost	190,141	190,141
Accumulated amortization	(123,484)	(109,087)
Intangible assets, net	66,657	81,054
Internal use software
Weighted average useful lives of intangible assets
Intangible assets, cost	114,814	102,338
Accumulated amortization	(96,115)	(81,561)
Intangible assets, net	¥ 18,699	¥ 20,777